Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	¥ 8,199		¥ 9,022		¥ 5,016
Reduction to the beginning balance	0	[1]	0	[1]	(1,810)	[1]
Beginning after reduction	8,199		9,022		3,206
Credit loss for which an other-than-temporary impairment was not previously recognized	110		3,524		7,292
Credit loss for which an other-than-temporary impairment was previously recognized	1,171		320		736
For securities sold or redeemed	(1,049)		(3,530)		(307)
Due to change in intent to sell or requirement to sell	(622)		(1,137)		(1,905)
Ending	¥ 7,809		¥ 8,199		¥ 9,022

[1]	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC 860 ("Transfers and Servicing")), and Accounting Standards Update 2009-17 (ASC 810 ("Consolidation")) have been deducted from the beginning balance.